Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue:
Operating expenses:
Selling and marketing expenses	109,878	94,092	203,447	200,571	400,946	316,624
General and administrative expenses	464,318	381,053	861,116	648,506	1,827,776	1,131,312
Research and development	342,874	147,867	674,387	249,385	615,916	362,538
Depreciation and amortization	821	820	1,642	1,641	3,282	4,106
Total operating expenses	917,891	623,832	1,740,592	1,100,103	2,847,920	1,814,580
Loss from operations before other income (expense)	(917,891)	(623,832)	(1,740,592)	(1,100,103)	(2,847,920)	(1,814,580)
Other income (expense):
Interest income	69	128	173	305	977	4,618
Other expenses			(399)
Total other income (expense)	69	128	(226)	305	977	4,618
Net income (loss)	$ (917,822)	$ (623,704)	$ (1,740,818)	$ (1,099,798)	$ (2,846,943)	$ (1,809,962)
Basic earnings (loss) per share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Diluted earnings (loss) per share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding, basic	789,922,604	705,126,274	779,037,297	704,861,438	721,534,051	704,599,512
Weighted average number of common shares outstanding, diluted	789,922,604	705,126,274	779,037,297	704,861,438	721,534,051	704,599,512